Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories	10. Inventories
	December 31,
	2017	2016

Parts and maintenance materials	151.5	116.8
Catering and uniforms	11.6	9.2
Inventory provision	(12.7)	(18.9)

	150.4	107.1